SHARE-BASED COMPENSATION (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 17, 2015 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) ¥ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2025 CNY (¥) shares	Nov. 30, 2020 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options granted to employees under stock incentive plans		4,880,000	4,880,000	11,920,000	11,920,000
Weighted average grant date fair value of options granted | (per share)		$ 0.92	¥ 6.56	$ 0.45	¥ 3.26
Unrecognized compensation expenses related to options		$ 5,658	¥ 5,658	$ 36,988	¥ 36,988	¥ 40,415
Sunglow Wealth H K Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expenses related to options | ¥				$ 10,284	¥ 10,284
Guangdong Lizi Technology Company Limited [Member] | Sunglow Wealth H K Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity interests							1.00%
Equity investments amount | ¥							¥ 175
2015 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share incentive plan effective period	10 years
Maximum number of shares issued under share incentive plan	12,727,272
2018 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan		32,148,434	32,148,434			32,148,434
Number of share options granted to employees under stock incentive plans		4,880,000	4,880,000	11,920,000	11,920,000
2018 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested percentage		40.00%	40.00%	40.00%	40.00%
2018 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested percentage		60.00%	60.00%	60.00%	60.00%